UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE                 68137

(Address of principal executive offices) (Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period: 4/30/10

Item 1.  Schedule of Investments.

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
April 30, 2010 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 99.6%
	COMMODITY FUNDS - 7.6%
517,654	PowerShares DB Gold Fund * +	$ 21,772,527

	DEBT FUNDS - 25.5%
409,847	iShares Barclays 7-10 Year Treasury Bond Fund	37,181,320
447,084	Vanguard Short-Term Bond ETF	35,856,137
		73,037,457
	EQUITY FUNDS - 47.2%
359,916	iShares Cohen & Steers Realty Majors Index Fund	22,084,446
270,858	iShares Dow Jones US Consumer Goods Sector Index Fund	15,986,039
262,725	iShares Dow Jones US Consumer Services Sector Index Fund +	16,609,475
276,064	iShares Dow Jones US Technology Sector Index Fund	16,458,936
628,752	Vanguard Mid-Cap Value Index Fund	31,751,976
465,920	Vanguard Small-Cap Growth ETF	31,929,498
		134,820,370
	FOREIGN INDEX FUNDS - 19.3%
457,383	iShares MSCI Australia Index Fund	10,734,779
149,202	iShares MSCI Brazil Index Fund	10,787,304
943,049	iShares MSCI Malaysia Index Fund	11,326,018
947,502	iShares MSCI Singapore Index Fund	11,407,924
181,858	iShares MSCI South Africa Index Fund	10,866,015
		55,122,040

	TOTAL EXCHANGE TRADED FUNDS (Cost $237,947,502)	284,752,394

	SHORT-TERM INVESTMENTS - 0.5%
1,473,214	HighMark Treasury Plus Money Market Fund
	to yield 0.01%**, 12/31/2030 (Cost $1,473,214)	1,473,214

	TOTAL INVESTMENTS - 100.1% (Cost $239,420,716) (a)	$ 286,225,608
	OTHER ASSETS & LIABILITIES - (0.1)%	(275,039)
	NET ASSETS - 100.0%	$ 285,950,569

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 46,804,892
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 46,804,892

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2010.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 284,752,394	$ -	$ -	$ 284,752,394
Short-Term Investments	-	1,473,214	-	1,473,214
Total	$ 284,752,394	$ 1,473,214	$ -	$ 286,225,608

                                                      The Fund did not hold any Level 3 securities during the period.

Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS
April 30, 2010 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 99.0%
	COMMODITY FUNDS - 9.4%
346,000	PowerShares DB Base Metals Fund *	$ 7,439,000

	EQUITY FUNDS - 89.6%
128,450	iShares Cohen & Steers Realty Majors Index Fund	7,881,692
153,600	iShares Dow Jones US Real Estate Index Fund	8,133,120
93,950	iShares S&P MidCap 400 Growth Index Fund	8,279,813
53,150	PowerShares QQQ	2,617,106
203,850	PowerShares Active AlphaQ Fund * +	5,151,290
146,200	SPDR Dow Jones REIT ETF	8,399,190
245,050	SPDR Consumer Discretionary Select Sector Fund	8,535,092
240,900	SPDR Industrial Select Sector Fund	7,860,567
141,300	Vanguard Mid-Cap Value Index Fund	7,135,650
104,300	Vanguard Small-Cap Growth ETF	7,147,679
		71,141,199

	TOTAL EXCHANGE TRADED FUNDS (Cost $72,392,708)	78,580,199

	SHORT-TERM INVESTMENTS - 2.7%
2,153,305	HighMark Treasury Plus Money Market Fund
	to yield 0.01%**, 12/31/2030 (Cost $2,153,305)	2,153,305

	TOTAL INVESTMENTS - 101.7% (Cost $74,546,013) (a)	$ 80,733,504
	OTHER ASSETS & LIABILITIES - (1.7)%	(1,313,553)
	NET ASSETS - 100.0%	$ 79,419,951

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 6,187,491
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 6,187,491

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2010.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 78,580,199	$ -	$ -	$ 78,580,199
Short-Term Investments	-	2,153,305	-	2,153,305
Total	$ 78,580,199	$ 2,153,305	$ -	$ 80,733,504

                                                    The Fund did not hold any Level 3 securities during the period.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS
April 30, 2010 (Unaudited)
	Shares		Value

		COMMON STOCKS - 43.1%^
		ADVERTISING - 0.1%
	1,800	Harte-Hanks, Inc.	$ 25,920
	900	inVentiv Health, Inc. *	20,727
	800	Lamar Advertising Co. *	29,776
			76,423
		AEROSPACE/DEFENSE - 0.7%
	27,200	Allied Defense Group, Inc. (The) *	145,248
	2,600	GenCorp, Inc. *	16,172
	400	General Dynamics Corp.	30,544
	700	Kaman Corp.	19,187
	300	L-3 Communications Holdings, Inc.	28,071
	300	Lockheed Martin Corp.	25,467
	400	Northrop Grumman Corp.	27,132
	500	Raytheon Co.	29,150
	200	Triumph Group, Inc.	15,512
	300	United Technologies Corp.	22,485
			358,968
		AIRLINES - 0.9%
	8,200	AirTran Holdings, Inc. *	43,296
	1,200	Alaska Air Group, Inc. *	49,692
	900	Allegiant Travel Co. *	46,287
	14,300	JetBlue Airways Corp. *	79,937
	2,900	Skywest, Inc.	43,442
	14,100	Southwest Airlines Co.	185,838
			448,492
		APPAREL - 1.0%
	1,000	Carter's, Inc. *	32,220
	1,500	Coach, Inc.	62,625
	1,400	Hanesbrands, Inc. *	39,858
	900	Iconix Brand Group, Inc. *	15,534
	700	NIKE, Inc.	53,137
	1,300	Oxford Industries, Inc.	28,067
	1,000	Perry Ellis International, Inc. *	24,130
	300	Polo Ralph Lauren Corp.	26,970
	6,300	Quiksilver, Inc. *	33,579
	500	Skechers U.S.A., Inc. - Cl. A *	19,175
	800	Timberland Co. (The) *	17,200
	500	True Religion Apparel, Inc. *	15,625
	600	Under Armour, Inc. - Cl. A *	20,250
	800	VF Corp.	69,136
	600	Warnaco Group, Inc. (The) *	28,704
	800	Wolverine World Wide, Inc.	24,488
			510,698
		AUTO MANUFACTURERS - 0.5%
	16,100	Ford Motor Co. *	209,622
	1,700	Oshkosh Corp. *	65,654
			275,276
		BANKS - 2.6%
	15,500	Bank of America Corp.	276,365
	2,000	Boston Private Financial Holdings, Inc.	15,860
	6,100	Capital One Financial Corp.	264,801
	23,500	Citigroup, Inc. *	102,695
	5,100	Fifth Third Bancorp	76,041
	1,200	First Midwest Bancorp, Inc. (IL)	18,240
	300	Goldman Sachs Group, Inc. (The)	43,560
	7,000	Huntington Bancshares, Inc. (OH)	47,390
	1,500	JPMorgan Chase & Co.	63,870
	6,800	KeyCorp	61,336
	6,400	Marshall & Ilsley Corp.	58,240
	700	PNC Financial Services Group, Inc.	47,047
	8,400	Regions Financial Corp.	74,256
	1,600	SunTrust Banks, Inc.	47,360
	10,800	Synovus Financial Corp.	32,508
	800	Webster Financial Corp.	16,576
	1,900	Wells Fargo & Co.	62,909
	400	Wintrust Financial Corp.	14,920
	800	Zions Bancorporation	22,984
			1,346,958
		BEVERAGES - 0.1%
	1,700	Constellation Brands, Inc. *	31,059

		BIOTECHNOLOGY - 0.3%
	1,700	Millipore Corp. *	180,455

		BUILDING MATERIALS - 0.6%
	1,700	Eagle Materials, Inc.	54,179
	1,200	Gibraltar Industries, Inc. *	18,024
	3,700	Louisiana-Pacific Corp. *	43,512
	800	Martin Marietta Materials, Inc.	76,704
	3,000	Masco Corp.	48,690
	1,300	Texas Industries, Inc.	49,192
			290,301
		CHEMICALS - 0.9%
	2,700	Airgas, Inc.	171,315
	1,200	Ashland, Inc.	71,472
	900	Cabot Corp.	29,286
	428	CF Industries Holdings, Inc.	35,811
	500	Cytec Industries, Inc.	24,030
	3,400	Dow Chemical Co. (The)	104,822
	1,400	PolyOne Corp. *	15,834
			452,570
		COAL - 0.1%
	1,000	Massey Energy Co.	36,630

		COMMERCIAL SERVICES - 1.9%
	4,500	Brink's Home Security Holdings, Inc. *	188,730
	400	Consolidated Graphics, Inc. *	16,764
	1,400	Convergys Corp. *	17,696
	500	Corporate Executive Board Co. (The)	13,730
	1,400	Cross Country Healthcare, Inc. *	14,028
	1,400	Deluxe Corp.	29,358
	7,800	DynCorp International, Inc. - Cl. A *	134,160
	900	Kelly Services, Inc. *	14,472
	500	Lender Processing Services, Inc.	18,875
	9,000	Protection One, Inc. *	139,230
	800	Rent-A-Center, Inc. (TX) *	20,656
	8,400	Riskmetrics Group, Inc. *	188,496
	3,200	RR Donnelley & Sons Co.	68,768
	1,800	SFN Group, Inc. *	15,390
	1,300	Total System Services, Inc.	20,813
	3,000	United Rentals, Inc. *	43,080
	900	Western Union Co. (The)	16,425
			960,671
		COMPUTERS - 0.6%
	2,800	Cadence Design Systems, Inc. *	20,888
	4,500	Ciber, Inc. *	17,865
	700	Computer Sciences Corp. *	36,673
	9,400	Dell, Inc. *	152,092
	400	DST Systems, Inc.	16,980
	1,800	Insight Enterprises, Inc. *	27,054
	1,200	Lexmark International, Inc. *	44,460
			316,012
		COSMETICS/PERSONAL CARE - 0.1%
	1,800	Avon Products, Inc.	58,194

		DISTRIBUTION/WHOLESALE - 0.5%
	1,000	Fastenal Co.	54,690
	800	Fossil, Inc. *	31,120
	900	Ingram Micro, Inc. *	16,344
	2,300	Pool Corp.	56,419
	900	School Specialty, Inc. *	21,114
	600	Watsco, Inc.	35,532
	500	WW Grainger, Inc.	55,270
			270,489
		DIVERSIFIED FINANCIAL SERVICES - 1.7%
	7,900	American Express Co.	364,348
	3,400	AmeriCredit Corp. *	81,396
	6,500	Discover Financial Services	100,490
	1,200	Legg Mason, Inc.	38,028
	1,000	National Financial Partners Corp. *	15,390
	8,400	SLM Corp. *	102,816
	19,200	Thomas Weisel Partners Group, Inc. *	150,720
	700	World Acceptance Corp. *	24,696
			877,884
		ELECTRIC - 1.3%
	7,800	Allegheny Energy, Inc.	169,884
	3,100	Ameren Corp.	80,476
	700	Black Hills Corp.	23,023
	1,200	DTE Energy Co.	57,804
	1,100	Great Plains Energy, Inc.	21,263
	600	Hawaiian Electric Industries, Inc.	14,010
	900	Integrys Energy Group, Inc.	44,649
	3,900	Maine & Maritimes Corp.	169,689
	1,800	Pepco Holdings, Inc.	30,132
	900	Pinnacle West Capital Corp.	33,606
	1,300	PNM Resources, Inc.	17,667
			662,203
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
	600	AMETEK, Inc.	25,950
	1,400	Emerson Electric Co.	73,122
	700	Hubbell, Inc.	32,529
	400	Littelfuse, Inc. *	16,892
	1,000	Vicor Corp. *	15,120
			163,613
		ELECTRONICS - 0.7%
	700	Arrow Electronics, Inc. *	21,350
	600	Avnet, Inc. *	19,182
	23,100	Bell Microproducts, Inc. *	161,469
	500	Brady Corp.	17,180
	1,600	CTS Corp.	16,800
	2,800	Jabil Circuit, Inc.	42,896
	500	Tech Data Corp. *	21,450
	600	Thomas & Betts Corp. *	25,164
	3,500	Vishay Intertechnology, Inc. *	36,435
	500	Woodward Governor Co.	16,025
			377,951
		ENERGY-ALTERNATE SOURCES - 0.1%
	200	First Solar, Inc. *	28,710
	5,700	Headwaters, Inc. *	34,200
			62,910
		ENTERTAINMENT - 0.4%
	68,700	Youbet.com, Inc. *	201,291

		ENVIRONMENTAL CONTROL - 0.1%
	1,000	Republic Services, Inc. - Cl. A	31,030

		FOOD - 0.5%
	900	Hershey Co. (The)	42,309
	5,300	Sara Lee Corp.	75,366
	1,800	Smithfield Foods, Inc. *	33,732
	3,100	SUPERVALU, Inc.	46,190
	2,300	Tyson Foods, Inc.	45,057
	600	Whole Foods Market, Inc. *	23,412
			266,066
		FOREST PRODUCTS & PAPER - 1.0%
	2,400	Buckeye Technologies, Inc. *	33,888
	300	Clearwater Paper Corp. *	19,104
	300	Deltic Timber Corp.	15,786
	6,200	International Paper Co.	165,788
	3,000	MeadWestvaco Corp.	81,510
	1,400	Neenah Paper, Inc.	24,500
	400	Plum Creek Timber Co., Inc.	15,920
	500	Schweitzer-Mauduit International, Inc.	28,460
	3,100	Wausau Paper Corp. *	27,435
	2,500	Weyerhaeuser Co.	123,800
			536,191
		GAS - 0.1%
	4,400	NiSource, Inc.	71,720

		HAND/MACHINE TOOLS - 0.2%
	400	Regal-Beloit Corp.	25,308
	300	Snap-On, Inc.	14,454
	1,254	Stanley Black & Decker, Inc.	77,936
			117,698
		HEALTHCARE-PRODUCTS - 0.7%
	12,700	Boston Scientific Corp. *	87,376
	800	Conmed Corp. *	17,792
	900	Cooper Cos, Inc. (The)	35,001
	900	Hill-Rom Holdings, Inc.	28,539
	1,000	Invacare Corp.	26,430
	900	Kinetic Concepts, Inc. *	38,970
	1,300	Patterson Cos, Inc.	41,587
	1,300	Symmetry Medical, Inc. *	15,028
	1,100	Zimmer Holdings, Inc. *	67,001
			357,724
		HEALTHCARE-SERVICES - 1.1%
	1,300	Aetna, Inc.	38,415
	1,100	Community Health Systems, Inc. *	44,946
	2,500	Coventry Health Care, Inc. *	59,350
	3,500	Health Management Associates, Inc. *	32,620
	1,800	Health Net, Inc. *	39,636
	1,000	Healthways, Inc. *	16,290
	700	Humana, Inc. *	32,004
	900	LifePoint Hospitals, Inc. *	34,362
	700	Molina Healthcare, Inc. *	20,419
	2,700	Tenet Healthcare Corp. *	16,875
	6,100	UnitedHealth Group, Inc.	184,891
	1,000	WellCare Health Plans, Inc. *	28,630
	600	WellPoint, Inc. *	32,280
			580,718
		HOME BUILDERS - 0.8%
	2,000	DR Horton, Inc.	29,380
	2,700	KB Home	50,031
	3,400	Lennar Corp.	67,660
	1,600	M/I Homes, Inc. *	24,960
	500	MDC Holdings, Inc.	19,150
	1,600	Meritage Homes Corp. *	38,048
	3,100	Pulte Group, Inc. *	40,579
	800	Ryland Group, Inc.	18,224
	5,600	Standard Pacific Corp. *	35,896
	1,000	Thor Industries, Inc.	35,710
	1,600	Toll Brothers, Inc. *	36,112
	1,800	Winnebago Industries, Inc. *	29,934
			425,684
		HOME FURNISHINGS - 0.3%
	1,500	Harman International Industries, Inc. *	59,220
	2,300	La-Z-Boy, Inc. *	29,992
	600	Whirlpool Corp.	65,322
			154,534
		HOUSEHOLD PRODUCTS/WARES - 0.5%
	1,900	American Greetings Corp.	46,664
	1,100	Avery Dennison Corp.	42,933
	500	Blyth, Inc.	28,820
	900	Fortune Brands, Inc.	47,178
	600	Helen of Troy, Ltd. *	16,206
	1,900	Kid Brands, Inc. *	18,943
	600	Tupperware Brands Corp.	30,642
			231,386
		HOUSEWARES - 0.1%
	2,700	Newell Rubbermaid, Inc.	46,089

		INSURANCE - 1.8%
	1,100	Allstate Corp. (The)	35,937
	900	American Financial Group, Inc. (OH)	26,487
	1,600	American International Group, Inc. *	62,240
	500	Assurant, Inc.	18,215
	300	Everest Re Group, Ltd.	22,995
	3,400	Genworth Financial, Inc. - Cl. A *	56,168
	3,200	Hartford Financial Services Group, Inc.	91,424
	1,900	Lincoln National Corp.	58,121
	1,000	Loews Corp.	37,240
	1,200	Old Republic International Corp.	18,012
	3,000	Principal Financial Group, Inc.	87,660
	2,100	Protective Life Corp.	50,547
	700	Prudential Financial, Inc.	44,492
	500	Reinsurance Group of America, Inc.	25,815
	300	Torchmark Corp.	16,062
	500	Transatlantic Holdings, Inc.	24,865
	1,000	Unum Group	24,470
	3,700	XL Capital, Ltd.	65,860
	4,000	Zenith National Insurance Corp.	151,280
			917,890
		INTERNET - 0.7%
	5,400	Cybersource Corp. *	138,672
	4,300	eBay, Inc. *	102,383
	1,900	Expedia, Inc.	44,859
	4,200	Yahoo!, Inc. *	69,426
			355,340
		LEISURE TIME - 0.6%
	2,000	Arctic Cat, Inc. *	29,500
	3,900	Brunswick Corp. (DE)	81,510
	4,200	Callaway Golf Co.	39,438
	2,600	Harley-Davidson, Inc.	87,958
	6,400	Nautilus, Inc. *	21,888
	1,200	Polaris Industries, Inc.	71,004
			331,298
		LODGING - 0.1%
	2,000	Boyd Gaming Corp. *	25,400

		MACHINERY-CONSTR&MINING - 0.2%
	800	Caterpillar, Inc.	54,472
	400	Joy Global, Inc.	22,724
	1,700	Terex Corp. *	45,084
			122,280
		MACHINERY-DIVERSIFIED - 0.9%
	900	AGCO Corp. *	31,518
	900	Albany International Corp.	22,923
	1,200	Applied Industrial Technologies, Inc.	36,936
	400	Deere & Co.	23,928
	1,200	Graco, Inc.	41,616
	1,500	Rockwell Automation, Inc.	91,080
	400	Roper Industries, Inc.	24,408
	6,900	Zebra Technologies Corp. *	200,445
			472,854
		MEDIA - 0.9%
	5,100	CBS Corp.	82,671
	2,600	Comcast Corp.	51,324
	59,400	Emmis Communications Corp. *	137,808
	1,400	EW Scripps Co. *	15,316
	3,400	Gannett Co., Inc.	57,868
	3,500	New York Times Co. (The) *	34,720
	500	Time Warner Cable, Inc.	28,125
	2,200	Time Warner, Inc.	72,776
			480,608
		METAL FABRICATE/HARDWARE - 0.1%
	1,200	Lawson Products Inc. (DE)	19,500
	600	Timken Co.	21,108
			40,608
		MINING - 0.5%
	6,200	Alcoa,Inc.	83,328
	500	Freeport-McMoRan Copper & Gold, Inc.	37,765
	2,000	Vulcan Materials Co.	114,560
			235,653
		MISCELLANEOUS MANUFACTURING - 1.8%
	1,500	Actuant Corp.	34,395
	400	Acuity Brands, Inc.	18,084
	400	AO Smith Corp.	20,652
	400	Crane Co.	14,376
	400	Danaher Corp.	33,712
	400	Dover Corp.	20,888
	15,100	Eastman Kodak Co. *	92,412
	500	Eaton Corp.	38,580
	2,500	Federal Signal Corp.	20,150
	17,700	General Electric Co.	333,822
	1,500	Griffon Corp. *	21,150
	500	Harsco Corp.	15,480
	500	Honeywell International, Inc.	23,735
	1,000	Illinois Tool Works, Inc.	51,100
	1,600	Leggett & Platt, Inc.	39,248
	300	Parker Hannifin Corp.	20,754
	500	Pentair, Inc.	18,080
	600	Standex International Corp.	14,322
	1,600	Sturm Ruger & Co., Inc.	26,704
	2,400	Textron, Inc.	54,816
			912,460
		OFFICE FURNISHINGS - 0.1%
	1,000	Herman Miller, Inc.	21,220
	700	HNI Corp.	21,728
	1,300	Interface, Inc.	17,004
			59,952
		OFFICE/BUSINESS EQUIPMENT - 1.3%
	900	Pitney Bowes, Inc.	22,860
	61,800	Xerox Corp.	673,620
			696,480
		OIL & GAS - 1.5%
	3,700	Arena Resources, Inc. *	136,641
	800	ConocoPhillips	47,352
	600	Marathon Oil Corp.	19,290
	5,500	Mariner Energy, Inc. *	131,340
	3,600	Nabors Industries, Ltd. *	77,652
	2,600	Patterson-UTI Energy, Inc.	39,754
	2,500	Petroquest Energy, Inc. *	14,775
	700	Pioneer Natural Resources Co.	44,891
	2,000	Quicksilver Resources, Inc. *	27,740
	500	Rowan Cos, Inc. *	14,900
	1,400	Stone Energy Corp. *	22,820
	600	Swift Energy Co. *	21,708
	4,100	XTO Energy, Inc.	194,832
			793,695
		OIL & GAS SERVICES - 0.7%
	46,000	Boots & Coots, Inc. *	134,780
	1,500	Helix Energy Solutions Group, Inc. *	21,870
	2,700	ION Geophysical Corp. *	16,227
	4,000	Smith International, Inc.	191,040
	1,900	Tetra Technologies, Inc. *	23,351
			387,268
		PACKAGING & CONTAINERS - 0.1%
	1,700	Temple-Inland, Inc.	39,644

		PHARMACEUTICALS - 0.8%
	600	Cardinal Health, Inc.	20,814
	62,300	Javelin Pharmaceuticals, Inc. *	135,814
	1,100	Medicis Pharmaceutical Corp.	27,918
	1,000	NBTY, Inc. *	40,680
	800	Omnicare, Inc.	22,232
	700	Par Pharmaceutical Cos, Inc. *	18,998
	7,384	Pfizer, Inc.	123,460
			389,916
		REAL ESTATE - 1.3%
	17,600	CB Richard Ellis Group, Inc. - Cl. A *	304,832
	5,400	Forestar Group, Inc. *	121,716
	2,900	Jones Lang LaSalle, Inc.	228,752
			655,300
		REITS - 1.3%
	700	AMB Property Corp.	19,502
	1,300	Apartment Investment & Management Co.	29,133
	2,600	Cedar Shopping Centers, Inc.	20,696
	1,700	Colonial Properties Trust	26,809
	2,900	Duke Realty Corp.	39,237
	900	HCP, Inc.	28,908
	600	Hospitality Properties Trust	15,894
	2,600	Host Hotels & Resorts, Inc.	42,276
	4,200	Kimco Realty Corp.	65,478
	3,300	Kite Realty Group Trust	17,886
	700	LaSalle Hotel Properties	18,445
	3,500	Lexington Realty Trust	24,780
	500	Liberty Property Trust	16,905
	1,305	Macerich Co. (The)	58,347
	400	Mack-Cali Realty Corp.	13,744
	800	Parkway Properties, Inc. (MD)	15,760
	1,200	Pennsylvania Real Estate Investment Trust	18,948
	5,300	ProLogis	69,801
	200	Public Storage	19,382
	400	Regency Centers Corp.	16,420
	200	Simon Property Group, Inc.	17,804
	800	SL Green Realty Corp.	49,736
	400	Ventas, Inc.	18,892
	200	Vornado Realty Trust	16,674
	600	Weingarten Realty Investors	13,872
			695,329
		RETAIL - 1.7%
	1,000	AnnTaylor Stores Corp. *	21,700
	800	AutoNation, Inc. *	16,160
	900	Barnes & Noble, Inc.	19,836
	1,000	Big 5 Sporting Goods Corp.	16,950
	1,000	Cabela's, Inc. *	18,160
	800	Cash America International, Inc.	29,648
	2,600	Chico's FAS, Inc.	38,714
	11,200	CKE Restaurants, Inc.	138,208
	1,100	Foot Locker, Inc.	16,885
	1,000	Gap, Inc. (The)	24,730
	1,300	Home Depot, Inc.	45,825
	700	HSN, Inc. *	21,091
	700	JC Penney Co., Inc.	20,419
	4,100	Liz Claiborne, Inc. *	35,834
	700	Lowe's Cos, Inc.	18,984
	600	Ltd Brands, Inc.	16,080
	600	Macy's, Inc.	13,920
	1,300	MarineMax, Inc. *	14,495
	700	MSC Industrial Direct Co.	38,143
	4,000	Office Depot, Inc. *	27,440
	1,900	OfficeMax, Inc. *	36,100
	600	Phillips-Van Heusen Corp.	37,806
	2,300	Ruby Tuesday, Inc. *	25,737
	2,800	Saks, Inc. *	27,300
	2,000	Sonic Automotive, Inc. - Cl. A *	21,360
	2,100	Stein Mart, Inc. *	19,908
	300	Tiffany & Co.	14,544
	2,400	Tuesday Morning Corp. *	13,560
	2,000	Walgreen Co.	70,300
	600	Williams-Sonoma, Inc.	17,280
			877,117
		SEMICONDUCTORS - 0.6%
	4,000	Advanced Micro Devices, Inc. *	36,240
	3,200	Fairchild Semiconductor International, Inc. - Cl. A *	35,904
	3,100	Intel Corp.	70,773
	1,100	International Rectifier Corp. *	25,322
	8,100	Micron Technology, Inc. *	75,735
	2,500	Teradyne, Inc. *	30,575
	1,400	Texas Instruments, Inc.	36,414
			310,963
		SOFTWARE - 1.4%
	1,300	Acxiom Corp. *	24,804
	1,000	Avid Technology, Inc. *	14,600
	13,400	Bowne & Co., Inc.	149,812
	900	Broadridge Financial Solutions, Inc.	21,429
	1,800	Electronic Arts, Inc. *	34,866
	1,800	Epicor Software Corp. *	16,524
	1,400	Fair Isaac Corp.	29,484
	1,955	Fidelity National Information Services, Inc.	51,397
	22,500	infoGROUP, Inc. *	180,225
	2,300	Microsoft Corp.	70,242
	8,200	Phase Forward, Inc. *	137,842
			731,225
		TELECOMMUNICATIONS - 1.2%
	2,800	ADC Telecommunications, Inc. *	22,428
	1,400	Arris Group, Inc. *	17,206
	1,800	Corning, Inc.	34,650
	500	Harris Corp.	25,740
	2,200	JDS Uniphase Corp. *	28,578
	11,800	Motorola, Inc. *	83,426
	700	Plantronics, Inc.	23,240
	600	QUALCOMM, Inc.	23,244
	25,200	Qwest Communications International, Inc.	131,796
	4,500	RF Micro Devices, Inc. *	25,290
	7,600	Sprint Nextel Corp. *	32,300
	9,600	Switch & Data Facilities Co., Inc. *	184,224
			632,122
		TEXTILES - 0.2%
	900	G&K Services, Inc.	24,741
	900	Mohawk Industries, Inc. *	57,366
	500	Unifirst Corp. (MA)	24,435
			106,542
		TOYS/GAMES/HOBBIES - 0.7%
	2,700	Hasbro, Inc.	103,572
	2,500	Jakks Pacific, Inc. *	38,225
	7,200	Mattel, Inc.	165,960
	2,700	RC2 Corp. *	49,599
			357,356
		TRANSPORTATION - 1.4%
	900	Alexander & Baldwin, Inc.	32,022
	600	Arkansas Best Corp.	18,276
	1,400	Con-way, Inc.	54,376
	1,200	CSX Corp.	67,260
	800	FedEx Corp.	72,008
	1,400	Heartland Express, Inc.	23,156
	1,100	JB Hunt Transport Services, Inc.	40,546
	1,000	Kansas City Southern *	40,550
	1,300	Knight Transportation, Inc.	27,677
	700	Landstar System, Inc.	30,954
	2,100	Norfolk Southern Corp.	124,593
	700	Old Dominion Freight Line, Inc. *	25,116
	500	Overseas Shipholding Group, Inc.	25,030
	1,100	Ryder System, Inc.	51,172
	300	Tidewater, Inc.	16,083
	800	Union Pacific Corp.	60,528
	1,200	Werner Enterprises, Inc.	26,904
			736,251
		TRUCKING&LEASING - 0.1%
	1,200	GATX Corp.	39,168

		WATER - 0.3%
	16,900	Southwest Water Co.	180,323

		TOTAL COMMON STOCKS
		(Cost $20,809,754)	22,360,930

		EXCHANGE TRADED FUNDS - 13.8%^
		ASSET ALLOCATION EXCHANGE TRADED FUNDS - 2.1%^
	46,600	PowerShares DB G10 Currency Harvest Fund *	1,123,992

		DEBT EXCHANGE TRADED FUNDS - 9.0%^
	4,000	iShares Barclays TIPS Bond Fund	424,240
	8,900	iShares iBoxx $ High Yield Corporate Bond Fund	795,660
	550	iShares iBoxx Investment Grade Corporate Bond Fund	59,020
	4,712	iShares JPMorgan USD Emerging Markets Bond Fund	491,462
	3,500	iShares S&P National Municipal Bond Fund	364,665
	16,624	PowerShares Emerging Markets Sovereign Debt Portfolio	437,211
	6,402	PowerShares High Yield Corporate Bond Portfolio	116,004
	5,000	SPDR Barclays High Yield Bond ETF	200,950
	32,084	SPDR DB International Government Inflation-Protected Bond ETF	1,776,812
			4,666,024

		EQUITY EXCHANGE TRADED FUNDS - 2.7%^
	1,300	Claymore/BNY Mellon Frontier Markets ETF	25,982
	2,400	iShares S&P SmallCap 600 Index Fund	150,984
	4,000	Rydex S&P 500 Pure Growth ETF	149,240
	5,700	Rydex S&P 500 Pure Value ETF	157,776
	2,200	Rydex S&P Midcap 400 Pure Growth ETF	145,200
	4,200	Rydex S&P Midcap 400 Pure Value ETF	139,012
	3,600	Rydex S&P Smallcap 600 Pure Growth ETF	151,488
	3,700	Rydex S&P Smallcap 600 Pure Value ETF	146,039
	1,300	SPDR S&P 500 ETF Trust	154,518
	1,100	SPDR S&P MidCap 400 ETF Trust	164,043
			1,384,282

		TOTAL EXCHANGE TRADED FUNDS
		(Cost $6,532,159)	7,174,298

	Contracts***
		PURCHASED OPTIONS ON FUTURES - 0.0%
	100	S&P 500 Index E-Mini - Put
		Expiration June 2010, Exercise Price $1,000	22,000
		TOTAL PURCHASED OPTIONS ON FUTURES
		(Cost $100,625)	22,000

	Principal
		CORPORATE BONDS AND NOTES - 2.1%^
	$ 130,000	Anheuser-Busch Co., 6.875% due 11/15/2019 +	149,367
	300,000	Ford Motor Co., 4.250% due 12/15/2036	468,375
	50,000	Kinder Morgan Energy Partners, 9.000% due 2/1/2019	63,556
	161,000	Textron Financial Corp., 4.600% due 5/3/2010	161,000
	205,000	Wyeth, 6.000% due 2/15/2036	221,960
		TOTAL CORPORATE BONDS AND NOTES
		(Cost $797,582)	1,064,258

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.9%^
	765,000	Federal Farm Credit Bank, 4.900% due 4/15/2015	842,227
	18,080	Federal National Mortgage Association, Pool 905090, 5.500% due 10/1/2021	19,361
	385,052	Federal National Mortgage Association, Pool 357919, 5.500% due 8/1/2020	412,745
	70,578	Federal National Mortgage Association, Pool 950647, 5.500% due 8/1/2022	75,529
	500,000	Federal National Mortgage Association, 6.250% due 2/1/2011	520,610
	1,949,381	FGLMC Pool A86274, 4.500% due 5/1/2039	1,967,569
	1,093,176	FNCI Pool 745418, 5.500% due 4/1/2036	1,154,569
	1,160,513	FNCL Pool 257157, 4.000% due 3/1/2023	1,184,767
	123,000	Freddie Mac, 5.000% due 11/13/2014	135,761
	3,000,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	3,248,621
	2,500,000	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029 ++	4,369,746
		TOTAL U.S. GOVERNMENT AND AGENCY
		OBLIGATIONS (Cost $13,353,059)	13,931,505

	Shares
		SHORT-TERM INVESTMENTS - 8.7%
	4,490,353	HighMark Treasury Plus Money Market, UBOC Money Market
		to yield 0.03%**, 12/31/2030 (Cost 4,490,353)	4,490,353

		TOTAL INVESTMENTS - 94.6% (Cost $46,083,532) (a)	$ 49,043,344
		OTHER ASSETS & LIABILITIES - 5.4%	2,788,287
		TOTAL NET ASSETS - 100.0%	$ 51,831,631

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation	$ 3,328,146
		Unrealized Depreciation	(368,334)
		Net Unrealized Appreciation	$ 2,959,812
*Non-income producing security
** Money market fund, interest rate reflects seven-day effective yield on April 30, 2010.
*** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.
+ 144A Security.
++	All or a portion of this security may be segregated as collateral for open reverse repurchase agreements.
^	All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.

	Principal		Value
		REVERSE REPURCHASE AGREEMENT
	$ 1,551,577	Barclays; (Collateralized by US Treasury Tips; 3.875%, 4/15/29);
		0.26% due 5/5/2010; (Proceeds $1,551,577); ($1,551,655 Due at Maturity)	$ 1,551,577

	Long (Short)		Unrealized
	Contracts		Gain / (Loss)
		OPEN LONG FUTURES CONTRACTS
	3	Australian Dollar Future June 2010
		(Underlying Face Amount at Value $276,150)	$ 3,420
	3	Canadian Dollar Future June 2010
		(Underlying Face Amount at Value $295,020)	(150)
	5	Copper Future July 2010
		(Underlying Face Amount at Value $419,188)	(23,625)
	7	Cotton July 2010
		(Underlying Face Amount at Value $294,455)	(415)
	1	Crude Oil Future July 2010
		(Underlying Face Amount at Value $88,360)	3,060
	3	Gasoline RBOB July 2010
		(Underlying Face Amount at Value $302,576)	6,065
	1	Gold June 2010
		(Underlying Face Amount at Value $118,070)	6,580
	1	Heating Oil Futures July 2010
		(Underlying Face Amount at Value $98,251)	1,945
	2	Lean Hogs June 2010
		(Underlying Face Amount at Value $69,060)	860
	2	Live Cattle June 2010
		(Underlying Face Amount at Value $75,380)	500
	2	LME Aluminum
		(Underlying Face Amount at Value $112,595)	(8,156)
	3	LME Aluminum
		(Underlying Face Amount at Value $168,345)	(6,030)
	1	LME Lead
		(Underlying Face Amount at Value $55,464)	(1,662)
	3	LME Nickel
		(Underlying Face Amount at Value $473,405)	(21,595)
	2	LME Tin
		(Underlying Face Amount at Value $182,102)	8,302
	3	LME Tin
		(Underlying Face Amount at Value $273,647)	(13,603)
	1	LME Zinc Future
		(Underlying Face Amount at Value $56,747)	(2,003)
	2	LME Zinc Future
		(Underlying Face Amount at Value $114,131)	(8,170)
	3	Platinum Future July 2010
		(Underlying Face Amount at Value $261,765)	18,705
	7	Mexican Peso Future June 2010
		(Underlying Face Amount at Value $283,430)	8,400
	1	CBOE VIX Future May 2010
		(Underlying Face Amount at Value $1,080)	(1,350)
	34	CBOE VIX Future August 2010
		(Underlying Face Amount at Value $42,160)	76,650
	15	CBOE VIX Future September 2010
		(Underlying Face Amount at Value $19,088)	22,500

		Unrealized Gain from Open Long Futures Contracts	$ 70,228

		OPEN SHORT FUTURES CONTRACTS
	(4)	Cocoa July 2010
		(Underlying Face Amount at Value $129,560)	(8,730)
	(21)	Corn Future July 2010
		(Underlying Face Amount at Value $394,013)	(15,750)
	(5)	Coffee July 2010
		(Underlying Face Amount at Value $253,688)	(7,575)
	(9)	Natural Gas July 2010
		(Underlying Face Amount at Value $364,500)	32,140
	(6)	World Sugar #11 July 2010
		(Underlying Face Amount at Value $101,808)	5,309
	(15)	Wheat Future July 2010
		(Underlying Face Amount at Value $377,250)	1,875
	(32)	US 10 Year Note June 2010
		(Underlying Face Amount at Value $3,772,992)	(38,750)
	(44)	US 5 Year Note June 2010
		(Underlying Face Amount at Value $5,097,796)	(22,345)

		Unrealized Loss from Open Short Futures Contracts	$ (53,826)

		Total Net Unrealized Gain from Open Futures Contracts	$ 16,402

			Unrealized
			Gain / (Loss)
		COMMODITY BASKET SWAP
		GSCI Alpha Basket Swap, Goldman Sachs - 1 week
		to receive appreciation of custom commodity basket vs. depreciation of
		custom commodity basket
		(Notional Amount $5,558,084)	$ 4,892

		GSCI S&P Basket Swap, Goldman Sachs - 1 week
		to receive appreciation of custom commodity basket vs. depreciation of
		custom commodity basket
		(Notional Amount $5,274,031)	25,745

		Unrealized Gain from Commodity Basket Swap	$ 30,637

		EQUITY BASKET SWAP
		Short Equity Basket Swap, Goldman Sachs - 13 month agreement [monthly reset]
		to receive depreciation of custom stock basket vs. appreciation of
		custom stock basket plus 1month LIBOR - 70 Bps.
		(Notional Amount $11,601,859)	$ 141,265

		Unrealized Gain from Equity Basket Swap	$ 141,265

		LONG VARIANCE SWAPS
		I Shares FTSE/Xinhua China Variance Swap, Goldman Sachs - May 3, 2010
		to receive payment if realized volatility for duration of agreement is
		greater than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $913,744)	$ (488,589)

		KOSPI 200 Variance Swap, Goldman Sachs - December 9, 2010
		to receive payment if realized volatility for duration of agreement is
		greater than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $766,195)	(327,775)

		Nikkei 225 Variance Swap, Goldman Sachs - July 9, 2010
		to receive payment if realized volatility for duration of agreement is
		greater than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $210,006)	(7,666)

		Nikkei 225 Variance Swap, Goldman Sachs - August 13, 2010
		to receive payment if realized volatility for duration of agreement is
		greater than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $218,625)	15,751

		DJ Euro STOXX 50 Variance Swap, Goldman Sachs - July 16, 2010
		to receive payment if realized volatility for duration of agreement is
		greater than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $229,087)	20,181

		DJ Euro STOXX 50 Variance Swap, Goldman Sachs - August 20, 2010
		to receive payment if realized volatility for duration of agreement is
		greater than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $231,026)	36,560

		Unrealized Loss from Long Variance Swaps	$ (751,538)

		SHORT VARIANCE SWAPS
		I Shares MSCI Emerging Markets Variance Swap, Goldman Sachs - May 3, 2010
		to receive payment if realized volatility for duration of agreement is
		less than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $838,754)	$ 439,952

		Nasdaq Variance Swap, Goldman Sachs - December 17, 2010
		to receive payment if realized volatility for duration of agreement is
		less than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $722,498)	303,304

		Nikkei 225 Variance Swap, Goldman Sachs - June 11, 2010
		to receive payment if realized volatility for duration of agreement is
		less than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $387,998)	(35,977)

		DJ Euro STOXX 50 Variance Swap, Goldman Sachs - June 18, 2010
		to receive payment if realized volatility for duration of agreement is
		less than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $415,881)	(172,373)

		Unrealized Gain from Short Variance Swaps	$ 534,906

		Total Net Unrealized Loss from Variance Swaps	$ (44,730)

Forward Foreign Exchange Contracts
	Contract To
Settlement Date	Receive		Deliver		Unrealized Gain (Loss)
8/9/2010	Chinese Yuan	5,000,000	United States Dollar	739,973	$ 2,218
			Total Unrealized Gain		$ 2,218

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,360,930	$ -	$ -	$ 22,360,930
Exchange Traded Funds	7,174,298	-	-	7,174,298
Purchased Options on Futures	22,000	-	-	22,000
U.S. Government and Agency Obligations	-	13,931,505	-	13,931,505
Corporate Bonds and Notes	-	1,064,258	-	1,064,258
Short-Term Investments	-	4,490,353	-	4,490,353
Foreign Exchange Contracts	2,218	-	-	2,218
Open Swap Contracts	-	987,650	-	987,650
Open Futures Contracts	196,311	-	-	196,311
Total	$ 29,755,757	$ 20,473,766	$ -	$ 50,229,523
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 1,032,380	$ -	$ 1,032,380
Open Futures Contracts	179,909	-	-	179,909
Reverse Repurchase Agreement	-	1,551,577	-	1,551,577
Total	$ 179,909	$ 2,583,957	$ -	$ 2,763,866

                                                    The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/21/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/21/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/21/10